TAXATION - Prepaid other taxes (Details) $ in Millions, Rp in Billions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
TAXATION
Total		Rp 6,023	Rp 5,908
Current portion	$ (231)	(3,325)	(2,833)
Non-current portion (Note 13)		2,698	3,075
The company
TAXATION
Value Added Tax (“VAT”)		2,167	1,967
Article 22 - Withholding tax on goods delivery and import			1
Article 23 - Withholding tax on services delivery		63	44
Subsidiaries
TAXATION
Value Added Tax (“VAT”)		3,792	3,879
Article 23 - Withholding tax on services delivery		Rp 1	Rp 17